MD&A - Risk management and control - Market Risk (Narrative) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Entity [Table]
Confidence level applied for calculating VaR for internal management purpose	95.00%
Confidence level applied for calculating regulatory VaR	99.00%
Confidence level applied for calculating SVaR	99.00%
Total effect of economic value of equity for equity, goodwill and real estate	$ 19.6	$ 22.1
Equity instruments held as financial assets at fair value not held for trading and as investments in associates	3,000.0
Equity instruments held as financial assets at fair value not held for trading	1,900.0
Investments in associates	1,101.0	1,243.0	$ 1,557.0
+1 bp
Entity [Table]
Total effect on economic value of equity as per Pillar 3 requirement	$ (25.0)	(29.9)
Parallel up
Entity [Table]
Regulatory Threshold For Outlier Test Of Tier 1 Capital	15.00%
Total effect on economic value of equity as per Pillar 3 requirement	$ (4,600.0)	(6,000.0)
Change in tier 1 capital instruments, immediate effect	$ (400.0)	$ (1,100.0)
Percentage change in tier 1 capital instruments	7.90%	10.00%
Percentage change in tier 1 capital instruments, immediate effect	0.60%	1.80%
USD
Entity [Table]
Total effect of economic value of equity for equity, goodwill and real estate	$ 14.0	$ 15.6
CHF
Entity [Table]
Total effect of economic value of equity for equity, goodwill and real estate	$ 4.8	5.5
UBS AG
Entity [Table]
Confidence level applied for calculating VaR for internal management purpose	95.00%
Confidence level applied for calculating regulatory VaR	99.00%
Confidence level applied for calculating SVaR	99.00%
Total effect of economic value of equity for equity, goodwill and real estate	$ 19.6	22.1
Equity instruments held as financial assets at fair value not held for trading and as investments in associates	3,000.0
Equity instruments held as financial assets at fair value not held for trading	1,900.0
Investments in associates	1,101.0	1,243.0	$ 1,557.0
UBS AG | +1 bp
Entity [Table]
Total effect on economic value of equity as per Pillar 3 requirement	$ (25.0)	(29.9)
UBS AG | Parallel up
Entity [Table]
Regulatory Threshold For Outlier Test Of Tier 1 Capital	15.00%
Total effect on economic value of equity as per Pillar 3 requirement	$ (4,600.0)	(6,000.0)
Change in tier 1 capital instruments, immediate effect	$ (400.0)	$ (1,100.0)
Percentage change in tier 1 capital instruments	7.90%	10.00%
Percentage change in tier 1 capital instruments, immediate effect	0.60%	1.80%
UBS AG | USD
Entity [Table]
Total effect of economic value of equity for equity, goodwill and real estate	$ 14.0	$ 15.6
UBS AG | CHF
Entity [Table]
Total effect of economic value of equity for equity, goodwill and real estate	$ 4.8	$ 5.5